Note 3 - Going Concern (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Details
Accumulated deficit	$ (2,623,095)		$ (32,493)	$ (2,623,095)		$ (1,758,830)
Net loss	$ (450,592)	$ (1,207,413)	(32,493)	(864,265)	$ (1,444,868)	(1,726,337)
Net cash used in operating activities			(21,599)	$ (706,339)	$ (388,560)	(677,385)
Net loss for the year			$ (32,493)			$ (1,726,337)